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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-08355________________________

Wells Family of Real Estate Funds

(Exact name of registrant as specified in charter)

6200 The Corners Parkway Norcross, Georgia	30092
(Address of principal executive offices)	(Zip code)

Jill W. Maggiore

Wells Asset Management, Inc.      6200 The Corners Parkway       Norcross, Georgia 30092

(Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800

Date of fiscal year end:         December 31, 2009

Date of reporting period:        September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
DIVERSIFIED - 9.7%
Colonial Properties Trust	34,825	$338,847
Cousins Properties, Inc.	57,515	476,224
Liberty Property Trust	77,900	2,534,087
PS Business Parks, Inc.	13,083	671,420
Vornado Realty Trust	125,229	8,065,987
Washington Real Estate Investment Trust	40,626	1,170,029
		13,256,594
INDUSTRIAL - 6.0%
AMB Property Corp.	102,009	2,341,107
DCT Industrial Trust, Inc.	142,500	728,175
DuPont Fabros Technology, Inc. (a)	29,144	388,489
EastGroup Properties, Inc.	18,128	692,852
First Industrial Realty Trust, Inc.	27,845	146,186
First Potomac Realty Trust	20,046	231,732
ProLogis	308,786	3,680,729
		8,209,270
OFFICE - 17.9%
Alexandria Real Estate Equities, Inc.	27,499	1,494,571
BioMed Realty Trust, Inc.	67,209	927,484
Boston Properties, Inc.	96,717	6,339,799
Brandywine Realty Trust	89,675	990,012
Corporate Office Properties Trust	40,462	1,492,238
Digital Realty Trust, Inc.	48,873	2,233,985
Douglas Emmett, Inc.	84,731	1,040,497
Duke Realty Corp.	156,145	1,875,301
Highwoods Properties, Inc.	49,460	1,555,517
HRPT Properties Trust	157,239	1,182,437
Kilroy Realty Corp.	30,132	835,862
Mack-Cali Realty Corp.	54,629	1,766,156
Parkway Properties, Inc.	14,987	295,244
SL Green Realty Corp.	53,589	2,349,878
		24,378,981
RESIDENTIAL - 16.1%
American Campus Communities, Inc.	36,746	986,630
Apartment Investment & Management Co. - Class A	81,482	1,201,859
AvalonBay Communities, Inc.	55,379	4,027,715
BRE Properties, Inc.	36,847	1,153,311
Camden Property Trust	44,769	1,804,191
Education Realty Trust, Inc.	37,116	220,098
Equity Lifestyle Properties, Inc.	19,245	823,493
Equity Residential	191,003	5,863,792
Essex Property Trust, Inc.	19,122	1,521,729
Home Properties, Inc.	22,947	988,786
Mid-America Apartment Communities, Inc.	19,705	889,287
Post Properties, Inc.	30,811	554,598
Sun Communities, Inc.	11,930	256,734
UDR, Inc.	103,994	1,636,865
		21,929,088

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
RETAIL - 23.6%
Acadia Realty Trust	27,674	$417,047
Alexander's, Inc. (a)	1,837	543,532
CBL & Associates Properties, Inc.	96,184	932,985
Cedar Shopping Centers, Inc.	31,505	203,207
Developers Diversified Realty Corp.	88,806	820,567
Equity One, Inc.	27,245	426,929
Federal Realty Investment Trust	42,464	2,606,016
Inland Real Estate Corp.	51,084	447,496
Kimco Realty Corp.	262,560	3,423,782
Kite Realty Group Trust	44,059	183,726
Macerich Co. (The)	55,569	1,685,408
Pennsylvania Real Estate Investment Trust	28,100	213,841
Ramco-Gershenson Properties Trust	20,240	180,541
Regency Centers Corp.	55,853	2,069,354
Saul Centers, Inc.	5,153	165,411
Simon Property Group, Inc.	197,466	13,710,060
Tanger Factory Outlet Centers, Inc.	27,727	1,035,326
Taubman Centers, Inc.	36,685	1,323,595
Weingarten Realty Investors	83,385	1,661,029
		32,049,852
SPECIALIZED - 26.4%
Ashford Hospitality Trust, Inc. (a)	66,760	230,990
DiamondRock Hospitality Co. (a)	75,243	609,468
Extra Space Storage, Inc.	60,345	636,640
FelCor Lodging Trust, Inc.	45,261	205,032
HCP, Inc.	202,884	5,830,886
Health Care REIT, Inc.	83,569	3,478,142
Healthcare Realty Trust, Inc.	41,060	867,598
Hersha Hospitality Trust	33,620	104,222
Hospitality Properties Trust	85,228	1,736,094
Host Hotels & Resorts, Inc.	416,188	4,898,533
LaSalle Hotel Properties	44,258	870,112
Nationwide Health Properties, Inc.	74,465	2,307,670
Public Storage, Inc.	89,716	6,750,232
Senior Housing Properties Trust	88,550	1,692,190
Sovran Self Storage, Inc.	16,373	498,230
Sunstone Hotel Investors, Inc. (a)	52,406	372,083
Universal Health Realty Income Trust	7,661	249,366
U-Store-It Trust	54,649	341,556
Ventas, Inc.	109,217	4,204,855
		35,883,899

TOTAL COMMON STOCKS (Cost $177,649,219)		$135,707,684

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

CASH EQUIVALENTS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $183,749)	183,749	$183,749

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $177,832,968)		$135,891,433

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		194,121

NET ASSETS - 100.0%		$136,085,554

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to schedules of investments.

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
AUSTRALIA - 10.3%
Abacus Property Group (a)	73,575	$28,531
Ardent Leisure Group (a)	1,118	1,410
Astro Japan Property Trust (a)	30,676	12,376
Bunnings Warehouse Property Trust (a)	18,897	29,063
Centro Properties Group (a) (b)	701	197
CFS Retail Property Trust (a)	78,584	138,807
Commonwealth Property Office Fund (a)	107,971	89,995
Dexus Property Group (a)	272,375	201,900
Goodman Group (a)	294,754	171,743
GPT Group (a)	540,617	325,250
GPT Group - In Specie (a) (b)	541,033	–
ING Industrial Fund (a)	66,799	37,008
ING Office Fund (a)	158,750	77,871
Macquarie CountryWide Trust (a)	85,377	48,010
Macquarie Office Trust (a)	262,825	69,174
Westfield Group (a)	124,218	1,516,792
		2,748,127
AUSTRIA - 1.5%
Atrium European Real Estate Ltd. (a) (b)	13,369	96,106
CA Immobilien Anlagen AG (a) (b)	4,678	60,673
IMMOEAST AG (a) (b)	21,887	135,526
Immofinanz Immobilien Anlagen AG (a) (b)	23,532	98,632
		390,937
BELGIUM - 0.6%
Befimmo S.C.A. (a)	787	71,423
Cofinimmo (a)	639	89,322
		160,745
BRAZIL - 0.9%
BR Malls Participacoes SA (b)	8,852	103,843
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,000	129,378
		233,221
CANADA - 4.2%
Artis Real Estate Investment Trust	1,100	9,378
Boardwalk Real Estate Investment Trust	1,338	48,057
Brookfield Asset Management, Inc. - Class A	29,603	672,156
Calloway Real Estate Investment Trust	2,207	39,069
Canadian Apartment Properties Real Estate Investment Trust	2,046	28,118
Canadian Real Estate Investment Trust	1,888	45,384
Chartwell Seniors Housing Real Estate Investment Trust	2,800	17,348
Extendicare Real Estate Investment Trust	2,100	16,435
First Capital Realty, Inc.	2,026	36,337
Gazit America, Inc. (a) (b)	203	–
H&R Real Estate Investment Trust	4,225	54,796
Primaris Retail Real Estate Investment Trust	1,800	25,491
RioCan Real Estate Investment Trust	6,574	110,251
		1,102,820

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
FRANCE - 6.1%
Fonciere des Regions (a)	1,292	$150,533
Gecina SA (a)	1,197	143,035
Klepierre (a)	5,089	202,156
Societe Immobiliere de Location pour l'Industrie et le Commerce (Silic) (a)	504	65,089
Unibail-Rodamco (a)	5,110	1,062,984
		1,623,797
GERMANY - 0.2%
IVG Immobilien AG (a) (b)	3,974	44,017

HONG KONG - 6.4%
Champion Real Estate Investment Trust (a)	98,525	40,952
Chinese Estates Holdings Ltd. (a)	349	588
GZI Real Estate Investment Trust (a)	41,000	15,058
Hang Lung Group Ltd. (a)	48,201	240,269
Hang Lung Properties Ltd. (a)	105,972	387,985
Henderson Land Development Co. Ltd. (a)	11	72
Hongkong Land Holdings Ltd.	71,000	308,850
Hysan Development Co. Ltd. (a)	35,083	87,529
Kerry Properties Ltd. (a)	35,438	188,644
Link REIT (The) (a)	125,718	276,297
Prosperity REIT (a)	62,000	10,609
Wheelock and Co. Ltd. (a)	47,439	155,018
		1,711,871
ITALY - 0.1%
Beni Stabili S.p.A. (a)	23,979	20,705

JAPAN - 10.3%
AEON Mall Co. Ltd. (a)	4,640	96,405
DA Office Investment Corp. (a)	14	45,976
DAIBIRU CORP. (a)	3,300	28,692
Frontier Real Estate Investment Corp. (a)	8	61,952
Fukuoka REIT Corp. (a)	5	29,150
Global One Real Estate Investment Co. Ltd. (a)	6	44,303
Hankyu REIT, Inc. (a)	5	23,397
HEIWA REAL ESTATE CO. LTD. (a)	9,000	30,812
Japan Excellent, Inc. (a)	8	43,622
Japan Hotel and Resort, Inc. (a)	4	5,760
JAPAN OFFICE Investment Corp. (a)	9	10,386
Japan Prime Realty Investment Corp. (a)	36	87,421
Japan Real Estate Investment Corp. (a)	25	204,606
Japan Retail Fund Investment Corp. (a)	22	119,227
Kenedix Realty Investment Corp. (a)	12	45,029
Mitsui Fudosan Co. Ltd. (a)	51,337	866,655
MORI HILLS REIT INVESTMENT CORP. (a)	6	21,394
MORI TRUST Sogo Reit, Inc. (a)	6	48,492
Nippon Building Fund, Inc. (a)	31	276,678
Nippon Commercial Investment Corp. (a)	15	28,037
Nippon Residential Investment Corp. (a)	15	38,593
Nomura Real Estate Office Fund, Inc. (a)	17	112,992

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
JAPAN - 10.3% (Continued)
NTT URBAN DEVELOPMENT CORP. (a)	61	$56,021
ORIX JREIT, Inc. (a)	14	72,501
Premier Investment Co. (a)	8	33,243
Shoei Co. Ltd. (a)	2,100	16,844
SURUGA CORP. (a) (b)	1,300	–
TOC Co. Ltd. (a)	5,800	25,485
TOKYU LAND CORP. (a)	26,000	103,687
TOKYU REIT, Inc. (a)	10	49,938
Top Reit, Inc. (a)	9	43,325
United Urban Investment Corp. (a)	12	70,171
		2,740,794
MALAYSIA - 0.2%
KLCC Property Holdings Berhad (a)	19,800	18,965
SP Setia Berhad (a)	31,100	36,118
Starhill Real Estate Investment Trust	27,900	7,215
		62,298
NETHERLANDS - 1.7%
Corio NV (a)	4,429	305,782
Eurocommercial Properties NV (a)	1,802	71,366
VastNed Retail NV (a)	975	62,755
		439,903
NEW ZEALAND - 0.4%
AMP NZ Office Trust (a)	43,196	26,502
Goodman Property Trust (a)	37,538	27,114
ING Property Trust (a)	30,537	17,438
Kiwi Income Property Trust (a)	44,404	34,015
		105,069
PHILIPPINES - 0.5%
Ayala Land, Inc. (a)	291,177	70,392
Robinsons Land Corp. (a)	51,650	11,397
SM Prime Holdings, Inc. (a)	269,521	59,564
		141,353
POLAND - 0.3%
Echo Investment SA (a) (b)	12,737	18,506
Globe Trade Centre SA (a) (b)	6,617	55,294
		73,800
SINGAPORE - 3.5%
Ascendas Real Estate Investment Trust (A-REIT) (a)	74,000	100,966
Cambridge Industrial Trust (a)	33,000	10,608
CapitaCommercial Trust (a)	93,000	68,190
CapitaLand Ltd. (a)	145,500	381,405
CapitaMall Trust (a)	117,000	152,870
Frasers Commercial Trust (a)	146,400	16,565
Guocoland Ltd. (a)	14,000	21,592
Mapletree Logistics Trust (a)	59,000	32,108
Singapore Land Ltd. (a)	7,000	26,822
Starhill Global REIT (a)	59,000	25,071
Suntec Real Estate Investment Trust (a)	91,000	68,095

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
SINGAPORE - 3.5% (Continued)
United Industrial Corp. Ltd. (a)	23,000	$29,935
		934,227
SOUTH AFRICA - 0.3%
Capital Property Fund (a)	16,432	14,543
Fountainhead Property Trust (a)	57,863	47,704
Hosken Consolidated Investments Ltd. (a) (b)	214	1,733
SA Corporate Real Estate Fund (a)	43,914	14,108
Sycom Property Fund (a)	5,014	12,578
		90,666
SPAIN - 0.0%
Martinsa-Fadesa SA (b)	49	523

SWEDEN - 0.7%
Castellum AB (a)	9,300	90,038
Fabege AB (a)	7,400	43,573
Kungsleden AB (a)	8,032	53,368
		186,979
SWITZERLAND - 0.8%
PSP Swiss Property AG (a) (b)	2,443	141,331
Swiss Prime Site AG (a) (b)	1,364	71,948
		213,279
TURKEY - 0.0%
Is Gayrimenkul Yatirim Ortakligi AS (a)	11,223	12,405

UNITED KINGDOM - 7.4%
Big Yellow Group plc (a) (b)	5,542	33,325
British Land Co. plc (a)	50,389	383,921
Capital & Regional plc (a)	13,221	6,928
Derwent London plc (a)	5,832	113,936
Grainger plc (a)	8,121	38,830
Great Portland Estates plc (a)	18,458	78,291
Hammerson plc (a)	40,423	255,355
Land Securities Group plc (a)	44,294	443,827
Liberty International plc (a)	30,324	233,515
Minerva plc (a) (b)	11,125	6,727
Quintain Estates & Development plc (a) (b)	9,547	32,288
Segro Plc (a)	42,795	252,268
Shaftesbury plc (a)	13,198	75,634
Workspace Group plc (a)	48,594	17,119
		1,971,964
UNITED STATES - 43.4%
Acadia Realty Trust	2,310	34,812
Alexander's, Inc. (b)	151	44,678
Alexandria Real Estate Equities, Inc.	2,300	125,005
AMB Property Corp.	8,459	194,134
American Campus Communities, Inc.	3,126	83,933
Apartment Investment & Management Co. - Class A	6,904	101,834
Ashford Hospitality Trust, Inc. (b)	5,991	20,729
AvalonBay Communities, Inc.	4,598	334,413

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
UNITED STATES - 43.4% (Continued)
BioMed Realty Trust, Inc.	5,656	$78,053
Boston Properties, Inc.	8,055	528,005
Brandywine Realty Trust	7,300	80,592
BRE Properties, Inc.	3,000	93,900
Brookfield Properties Corp.	14,864	167,369
Camden Property Trust	3,668	147,820
CBL & Associates Properties, Inc.	8,078	78,357
Cedar Shopping Centers, Inc.	2,840	18,318
Colonial Properties Trust	2,887	28,090
Corporate Office Properties Trust	3,365	124,101
Cousins Properties, Inc.	4,780	39,578
DCT Industrial Trust, Inc.	11,575	59,148
Developers Diversified Realty Corp.	7,281	67,277
DiamondRock Hospitality Co. (b)	6,300	51,030
Digital Realty Trust, Inc.	4,010	183,297
Douglas Emmett, Inc.	7,004	86,009
Duke Realty Corp.	12,957	155,614
DuPont Fabros Technology, Inc. (b)	2,300	30,659
EastGroup Properties, Inc.	1,500	57,330
Education Realty Trust, Inc.	3,100	18,383
Equity Lifestyle Properties, Inc.	1,600	68,464
Equity One, Inc.	2,321	36,370
Equity Residential	15,863	486,994
Essex Property Trust, Inc.	1,590	126,532
Extra Space Storage, Inc.	5,075	53,541
Federal Realty Investment Trust	3,484	213,813
FelCor Lodging Trust, Inc.	3,720	16,852
First Industrial Realty Trust, Inc.	2,216	11,634
First Potomac Realty Trust	1,547	17,883
Forest City Enterprises, Inc. - Class A	7,100	94,927
HCP, Inc.	16,833	483,780
Health Care REIT, Inc.	6,951	289,301
Healthcare Realty Trust, Inc.	3,400	71,842
Hersha Hospitality Trust	2,600	8,060
Highwoods Properties, Inc.	4,054	127,498
Home Properties, Inc.	1,900	81,871
Hospitality Properties Trust	7,085	144,322
Host Hotels & Resorts, Inc.	34,568	406,865
HRPT Properties Trust	13,300	100,016
Inland Real Estate Corp.	4,200	36,792
Kilroy Realty Corp.	2,500	69,350
Kimco Realty Corp.	21,862	285,081
Kite Realty Group Trust	3,600	15,012
LaSalle Hotel Properties	3,691	72,565
Liberty Property Trust	6,486	210,990
Macerich Co. (The)	4,668	141,580
Mack-Cali Realty Corp.	4,571	147,780
Mid-America Apartment Communities, Inc.	1,600	72,208
Nationwide Health Properties, Inc.	6,180	191,518
Parkway Properties, Inc.	1,200	23,640

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
UNITED STATES - 43.4% (Continued)
Pennsylvania Real Estate Investment Trust	2,300	$17,503
Post Properties, Inc.	2,604	46,872
ProLogis	25,657	305,831
PS Business Parks, Inc.	1,040	53,373
Public Storage, Inc.	7,453	560,764
Ramco-Gershenson Properties Trust	1,100	9,812
Regency Centers Corp.	4,640	171,912
Saul Centers, Inc.	424	13,610
Senior Housing Properties Trust	7,262	138,777
Simon Property Group, Inc.	16,385	1,137,592
SL Green Realty Corp.	4,437	194,563
Sovran Self Storage, Inc.	1,300	39,559
Sun Communities, Inc.	1,000	21,520
Sunstone Hotel Investors, Inc. (b)	4,270	30,317
Tanger Factory Outlet Centers, Inc.	2,277	85,023
Taubman Centers, Inc.	3,100	111,848
TravelCenters of America LLC (b)	30	168
UDR, Inc.	8,664	136,371
Universal Health Realty Income Trust	600	19,530
U-Store-It Trust	4,500	28,125
Ventas, Inc.	9,052	348,502
Vornado Realty Trust	10,364	667,568
Washington Real Estate Investment Trust	3,427	98,698
Weingarten Realty Investors	6,973	138,902
		11,516,289

TOTAL COMMON STOCKS (Cost $33,791,595)		$26,525,789

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $33,791,595)		$26,525,789

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		40,563

NET ASSETS - 100.0%		$26,566,352

(a)	Fair value priced (Note 1). Fair valued securities totaled $13,356,871 at September 30, 2009, representing 50.3% of net assets.
(b)	Non-income producing security.

See accompanying notes to schedules of investments.

WELLS FAMILY OF REAL ESTATE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2009 (Unaudited)

1.	Securities valuation

The portfolio securities of the Wells Dow Jones U.S. REIT Index Fund (the “REIT Index Fund”) and the Wells Dow Jones Global RESI Index Fund (the “Global Index Fund”) are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) as follows:  (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate the Global Index Fund’s net asset value per share may differ from quoted or published prices for the same securities.  Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

Valuation Inputs	Wells Dow Jones U.S. REIT Index Fund	Wells Dow Jones Global RESI Index Fund

Level 1 - Quoted Prices	$135,891,433	$13,168,918
Level 2 - Other Significant Observable Inputs	-	13,356,871
Level 3 - Significant Unobservable Inputs	-	-

Total	$135,891,433	$26,525,789

WELLS FAMILY OF REAL ESTATE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of September 30, 2009, all of the securities held by the REIT Index Fund were valued using Level 1 inputs.  See the REIT Index Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by industry type, as required by GAAP.

The following is a summary of the inputs used to value the Global Index Fund’s investments as of September 30, 2009 by security type, as required by GAAP:

	Level 1	Level 2	Level 3	Total

Common stocks:
Australia	$-	$2,748,127	$-	$2,748,127
Austria	-	390,937	-	390,937
Belgium	-	160,745	-	160,745
Brazil	233,221	-	-	233,221
Canada	1,102,820	-	-	1,102,820
France	-	1,623,797	-	1,623,797
Hong Kong	308,850	1,403,021	-	1,711,871
Japan	-	2,740,794	-	2,740,794
Netherlands	-	439,903	-	439,903
Philippines	-	141,353	-	141,353
Singapore	-	934,227	-	934,227
Sweden	-	186,979	-	186,979
Switzerland	-	213,279	-	213,279
United Kingdom	-	1,971,964	-	1,971,964
United States	11,516,289	-	-	11,516,289
Other countries	7,738	401,745	-	409,483
Total	$13,168,918	$13,356,871	$-	$26,525,789

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

WELLS FAMILY OF REAL ESTATE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2009:

	Wells Dow Jones	Wells Dow Jones
	U.S. REIT	Global RESI
	Index Fund	Index Fund
Tax cost of portfolio investments	$197,026,023	$37,534,985

Gross unrealized appreciation	$9,277,721	$1,374,486
Gross unrealized depreciation	(70,412,311)	(12,383,682)

Net unrealized depreciation	$(61,134,590)	$(11,009,196)

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Schedules of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds

By (Signature and Title)*	/s/ Leo F. Wells III
Leo F. Wells III, President

Date          November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Leo F. Wells III
Leo F. Wells III, President

Date          November 2, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        November 2, 2009

* Print the name and title of each signing officer under his or her signature.